Pension and other postretirement benefits - Assumed health care trend rates (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Medical cost inflation rate	7.00%
Medical cost inflation, years 11 and thereafter	4.50%
Effect of one percentage point increase on total service and interest cost	$ 933
Effect of one percentage point decrease on total service and interest cost	(769)
Effect of one percentage point increase on accumulated postretirement benefit obligation	16,968
Effect of one percentage point decrease on accumulated postretirement benefit obligation	$ (14,290)